Financial instruments and risk management (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Equity attributable to the Company's shareholders	R$ (4,278)	R$ 3,279	R$ 6,108	R$ 6,205
Equity attributable to Braskem Idesa	497	(4,412)
Equity attributable to the Company's shareholders	(4,775)	7,691
Third-party capital	105,853	88,462
Third-party capital - Braskem Idesa	22,738	24,414
Total third-party capital	83,115	64,048
Total capital	R$ 78,340	R$ 71,739